Note 14 - Investment in Joint Venture and Other Investment (Tables)	12 Months Ended
Dec. 31, 2018
Notes Tables
Investment Income [Table Text Block]
(In USD)	Other Investment
Balance, January 1, 2016	7,396,738
Total gain for the period included in Investment income	1,024,714
Impairment of other investment	(4,421,452)
Balance, December 31, 2016	4,000,000
Return of funds, September 22, 2017	(4,000,000)
Balance, December 31, 2017	-